Selling, General and Administrative - Additional Information (Details) - Selling, General and Administrative Expenses [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Outsourced service	$ 2,914,849	$ 3,134,723
Shared Service Agreement [Member]
Outsourced service charged from related parties	$ 163,649	$ 291,708